Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Cash Flow Statement [Abstract]
Schedules of Cash Flow, Supplemental Disclosures

	For the years ended
	December 31, 2024	December 31, 2023
Amounts receivable	$2.7	($13.6)
Inventory	53.3	(26.0)
Advances and prepaid expenses	2.0	(0.6)
Accounts payable and accrued liabilities	(40.9)	2.3
Cash taxes paid	(82.2)	(8.3)
	($65.1)	($46.2)
Other items:

	For the years ended
	December 31, 2024	December 31, 2023
Employee share purchase plan contributions	4.7	4.7
Reclamation activities	(10.6)	(0.3)
Distribution of share-based compensation	(14.5)	(15.8)
Revision to reclamation for closed sites	0.2	3.3
Interest received	12.6	7.8
Fair value adjustment on contingent consideration	5.7	13.4
Loss on disposal of assets	10.6	1.9
Write down of miscellaneous receivables	4.7	—
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(0.7)
Other items	(0.1)	(2.5)
	$11.0	$11.8

Schedule of Other Significant Noncash Transactions
Other items:

	For the years ended
	December 31, 2024	December 31, 2023
Employee share purchase plan contributions	4.7	4.7
Reclamation activities	(10.6)	(0.3)
Distribution of share-based compensation	(14.5)	(15.8)
Revision to reclamation for closed sites	0.2	3.3
Interest received	12.6	7.8
Fair value adjustment on contingent consideration	5.7	13.4
Loss on disposal of assets	10.6	1.9
Write down of miscellaneous receivables	4.7	—
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(0.7)
Other items	(0.1)	(2.5)
	$11.0	$11.8